Offerings	Oct. 10, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Offering Note
(1)
The registrant is relying on Rule 456(b) and
Rule
457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees.
In
connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The registrant is relying on Rule 456(b) and
Rule
457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees.
In
connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The registrant is relying on Rule 456(b) and
Rule
457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees.
In
connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
The registrant is relying on Rule 456(b) and
Rule
457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees.
In
connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The registrant is relying on Rule 456(b) and
Rule
457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees.
In
connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The registrant is relying on Rule 456(b) and
Rule
457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees.
In
connection with the securities offered hereby, the registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965